SHARE CAPITAL - Assumptions Used (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	5 years	5 years	5 years
Risk-free interest rate	0.40%	3.00%		2.00%
Dividend yield			0.00%	0.00%
Expected volatility	91.00%	107.00%		100.00%
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)			1 year 9 months 18 days	2 years 9 months 18 days
Risk-free interest rate			0.10%	1.70%
Dividend yield			0.00%	0.00%
Expected volatility			100.00%	170.00%